Deposits - Schedule of Maturity Profile of the Bank's Deposits, Excluding Interest Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of deposits from customers [Line Items]
Remaining Term	$ 5,412,724	$ 4,408,149
Original Term	5,412,724	4,408,149
Demand
Disclosure of deposits from customers [Line Items]
Remaining Term	440,029	510,195
Original Term	440,029	510,195
Up to 1 month
Disclosure of deposits from customers [Line Items]
Remaining Term	2,797,904	1,336,379
Original Term	1,793,178	2,026,454
From 1 to 3 months
Disclosure of deposits from customers [Line Items]
Remaining Term	1,162,833	758,728
Original Term	999,506	704,765
From 3 to 6 months
Disclosure of deposits from customers [Line Items]
Remaining Term	585,542	675,106
Original Term	1,092,876	517,359
From 6 month to 1 year
Disclosure of deposits from customers [Line Items]
Remaining Term	342,460	892,221
Original Term	901,145	570,033
From 1 to 2 years
Disclosure of deposits from customers [Line Items]
Remaining Term	73,642	216,430
Original Term	158,621	77,843
From 2 to 5 years
Disclosure of deposits from customers [Line Items]
Remaining Term	10,314	19,090
Original Term	$ 27,369	$ 1,500